Reconciliation of profit before interest and taxation to headline PBIT	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Reconciliation of profit before interest and taxation to headline PBIT

31. Reconciliation of profit before interest and taxation to headline PBIT:

Reconciliation of profit before interest and taxation to headline PBIT:

	2017 £m	2016 £m	2015 £m
Profit before interest and taxation	2,021.7	2,112.9	1,679.0
Amortisation and impairment of acquired intangible assets	195.1	168.4	140.1
Goodwill impairment	27.1	27.0	15.1
Gains on disposal of investments and subsidiaries	(129.0)	(44.3)	(131.0)
Losses/(gains) on remeasurement of equity interests arising from a change in scope of ownership	0.3	(232.4)	(165.0)
Investment write-downs	95.9	86.1	78.7
Restructuring costs	56.8	27.4	106.2
IT asset write-downs	–	–	29.1
Share of exceptional (gains)/losses of associates	(0.8)	15.2	21.8
Headline PBIT	2,267.1	2,160.3	1,774.0

Headline PBIT is one of the metrics that management uses to assess the performance of the business.